Expense Example, No Redemption - Calvert Global Real Estate Fund	Class A 1 Year	Class A 3 Years	Class C 1 Year	Class C 3 Years	Class I 1 Year	Class I 3 Years	Class R6 1 Year	Class R6 3 Years
USD ($)	641	892	198	618	97	309	97	309